Property and equipment - Property, Plant and Equipment Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in property, plant and equipment [abstract]
As of beginning of period	$ 31	$ 29
Additions	30	25
Disposal		(1)
Amortization	(20)	(22)
Net book value	41	31
Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	231
Net book value	169	231
Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(200)
Net book value	(128)	(200)
Computer equipment and software
Changes in property, plant and equipment [abstract]
As of beginning of period	28	19
Additions	30	25
Disposal		(1)
Amortization	(19)	(15)
Net book value	39	28
Computer equipment and software | Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	156
Net book value	94	156
Computer equipment and software | Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(128)
Net book value	(55)	(128)
Office equipment and furniture
Changes in property, plant and equipment [abstract]
As of beginning of period	3	5
Additions	0	0
Disposal		0
Amortization	(1)	(2)
Net book value	2	3
Office equipment and furniture | Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	41
Net book value	41	41
Office equipment and furniture | Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(38)
Net book value	(39)	(38)
Leasehold improvements
Changes in property, plant and equipment [abstract]
As of beginning of period	0	5
Additions	0	0
Disposal		0
Amortization	0	(5)
Net book value	0	0
Leasehold improvements | Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	34
Net book value	34	34
Leasehold improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(34)
Net book value	$ (34)	$ (34)